Borrowings and Lines of Credit (ST Borrowings Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Maximum Commercial Paper Borrowing Authority	$ 6,350
Short Term Line of Credit Facilities Remaining Borrowing Capacities	$ 2,300
Short Term Debt Weighted Average Interest Rate, Avg Outstanding	1.70%	1.30%
Total Debt Weighted Average Interest Rate, Avg Outstanding	3.60%	3.50%
Short Term Debt Weighted Average Interest Rate, Outstanding	2.30%	1.90%
Total Debt Weighted Average Interest Rate, Outstanding	3.60%	3.50%
Line of Credit Facility [Line Items]
Aggregate Line of Credit Facility Maximum Borrowing Capacity	$ 10,350
Multicurrency Revolving Credit Agreement [Member] | Matures August 2021 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,150
Revolving Credit Agreement [Member] | Matures August 2021 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,200
Revolving Credit Agreement [Member] | Matures March 15 2021 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000
Term Credit Facility [Member] | Matures March 15 2021 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	4,000
Borrowings under Long-term Lines of Credit	$ 2,100